Laura E. Flores

Partner

+1.202.373.6101

laura.flores@morganlewis.com

November 4, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Attention: File Room

Re:	WisdomTree Trust File Nos. 333-132380 and 811-21864

Dear Sir/Madam:

On behalf of our client, WisdomTree Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectus and Statement of Additional Information, each dated November 1, 2025, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 965. Post-Effective Amendment No. 965 was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession No. 0001214659-25-015435) on October 28, 2025.

Please do not hesitate to contact me at 202.373.6101 with any questions.

Sincerely,

/s/ Laura E. Flores

Laura E. Flores

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001